Debt (Tables)	12 Months Ended
Dec. 31, 2010
Notes To Financial Statements [Abstract]
Credit facility debt
The following table provides details of the Company's outstanding credit facility debt:

	Maturity	Weighted Average Interest Rate at December 31,	Carrying Value at December 31,
	Date	2010	2010	2009
Restricted Group:
Revolving loan facility(a)	February 24, 2012	1.01%	$77,990	$-
Extended revolving loan facility	March 31, 2015	2.51%	617,010	50,000
Term A-1 loan facility	February 24, 2012	1.01%	69,016	650,000
Term A-3 extended loan facility	March 31, 2015	2.51%	449,259	-
Term B loan facility	March 29, 2013	2.01%	324,254	2,210,994
Term B-2 extended loan facility	March 29, 2016	3.51%	1,145,728	1,157,756
Term B-3 extended loan facility	March 29, 2016	3.26%	1,665,855	-
Restricted Group credit facility debt			4,349,112	4,068,750

Bresnan Cable:
Term loan facility	December 14, 2017	4.50%	757,398	-
Revolving loan facility(b)	December 14, 2015	-	-	-
Bresnan Cable credit facility debt			757,398	-

Newsday:
Fixed term rate loan facility	August 1, 2013	10.50%	525,000	525,000
Floating term rate loan facility	August 1, 2013	6.54%	125,000	125,000
Newsday credit facility debt			650,000	650,000

Total credit facility debt			$5,756,510	$4,718,750
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(a)
At December 31, 2010, $58,372 of the revolving loan facility was restricted for certain letters of credit issued on behalf of CSC Holdings and $659,081 of the revolving loan facilities was undrawn and available to be drawn to meet the net funding and investment requirements of the Restricted Group.

(b)
At December 31, 2010, $350 of the revolving credit facility was restricted for certain letters of credit issued on behalf of Bresnan Cable and $74,650 of the revolver was undrawn and available to be drawn to meet the net funding and investment requirements of Bresnan Cable.

Principal financial covenants for the Restricted Group Credit facility
The principal financial covenants for the Restricted Group credit facility are summarized below:

	Maximum Total Leverage to Cash Flow(a)	Maximum Senior Secured Leverage to Cash Flow(a)	Minimum Ratio of Cash Flow to Interest Expense(a)	Minimum Ratio of Cash Flow Less Cash Taxes to Total Debt(a)

Revolving loan facility	4.5	3.0	2.0 to 1	1.5 to 1
Extended revolving loan facility	4.5	3.0	2.0 to 1	1.5 to 1
Term A-1 loan facility	4.5	3.0	2.0 to 1	1.5 to 1
Term A-3 extended loan facility	4.5	3.0	2.0 to 1	1.5 to 1
Term B loan facility(b)	5.0	4.5	n/a	n/a
Term B-2 extended loan facility(b)	5.0	4.5	n/a	n/a
Term B-3 extended loan facility(b)	5.0	4.5	n/a	n/a
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(a)	As defined in each respective credit facility.
(b)	Incurrence based only.

Long Term Debt
The following table summarizes the Company's senior notes and debentures:

					Carrying Amount at
	Date	Maturity		Face	December 31,
Issuer	Issued	Date	Rate	Amount	2010	2009

CSC Holdings(a)	March 2001	April 2011	7.625%	1,000,000	$325,773	$325,665
CSC Holdings(b)	April 2004	April 2012	6.75%	500,000	244,617	244,617
CSC Holdings(b)	January 2009	April 2014	8.50%	844,000	779,631	764,091
CSC Holdings(b)(c)	June 2008	June 2015	8.50%	500,000	500,000	500,000
CSC Holdings(a)	February 1998	February 2018	7.875%	300,000	298,779	298,607
CSC Holdings(a)	July 1998	July 2018	7.625%	500,000	499,812	499,788
CSC Holdings(b)	February 2009	February 2019	8.625%	526,000	503,893	502,141
Bresnan Cable(d)	December 2010	December 2018	8.00%	250,000	250,000	-
					3,402,505	3,134,909

Cablevision(b)	April 2004	April 2012	8.00%	1,000,000	26,825	1,000,000
Cablevision(b)	September 2009	September 2017	8.625%	900,000	888,863	887,691
Cablevision(b)	April 2010	April 2018	7.75%	750,000	750,000	-
Cablevision(b)	April 2010	April 2020	8.00%	500,000	500,000	-
					$5,568,193	$5,022,600
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(a)	These notes are not redeemable by the Company prior to maturity.
(b)	The Company may redeem some or all of the Notes at any time at a specified "make-whole" price plus accrued and unpaid interest to the redemption date.
(c)
The senior notes are redeemable, in whole or in part, at a redemption price equal to 104.250% of face value at any time on or after June 15, 2012, 102.125% on or after June 15, 2013, and 100% on or after June 15, 2014.  The proceeds of these notes were used to repay the CSC Holdings $500,000 aggregate principal amount of 7-1/4% senior notes which matured in July 2008.

(d)
At any time prior to December 15, 2013, the Company may redeem some or all of the Notes at a specified "make-whole" price plus accrued and unpaid interest to the redemption date.  Beginning on or after December 15, 2013, the Company may redeem some or all of the Notes at a redemption price equal to 106% declining annually to 100% beginning on December 15, 2016.

Summary of five-year debt maturities
Total amounts payable by the Company under its various debt obligations outstanding as of December 31, 2010, including collateralized indebtedness (see Note 11) and capital leases (including interest), during the five years subsequent to December 31, 2010, are as follows:

Years Ending December 31,	Cablevision(a)	CSC Holdings

2011	$647,696	$647,696
2012	844,512	817,687
2013	903,328	903,328
2014	1,071,358	1,071,358
2015	1,233,813	1,233,813
______________
(a)	Excludes the senior notes payable by Cablevision to Newsday Holdings LLC.